LONG-TERM DEBT (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long term debt	$ 22,312	$ 15,245
Long Term Leases [Member]
Debt Instrument [Line Items]
Long term debt	4,467	$ 2,901
Minimum [Member]
Debt Instrument [Line Items]
Unsecure long term debt	$ 14
Long term debt rate	5.50%
Maximum [Member]
Debt Instrument [Line Items]
Unsecure long term debt	$ 104
Long term debt rate	5.90%